NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
NET EARNINGS PER SHARE
NET EARNINGS PER SHARE

NOTE 25:- NET EARNINGS PER SHARE

a.	Details of the number of shares and net profit (loss) used in the computation of net earnings per share:

	Year ended December 31,
	2022		2021			2020
	Weighted		Weighted			Weighted
	average	Net	average\			average	Net
	number of	profit	number of	Net		number of	profit
	shares	(loss)	shares	profit		shares	(loss)
	In		In			In
	thousands		thousands			thousands
For the computation of basic net earnings	14,542	(76)	14,046	(14,110)	(*)	10,503	278

Effect of dilution - share options	1,012	(7,423)	—	—		1	—

For the computation of diluted net earnings	15,554	(7,499)	14,046	(14,110)		10,504	278

(*) Revised to reflect net loss attributable to equity holders of the Company

b.

To compute diluted net earnings per share, the following options (dilutive potential Ordinary shares), have not been taken into account since their conversion has an anti-dilutive effect: 307,500 (2021 – 3,536,351, 2020 – 342,000) options to employees under share-based payment plans and options to investors and others.